Northern Lights Fund Trust

Ascendant Tactical Yield Fund

Incorporated herein by reference is the definitive version of the supplement for Ascendant Tactical Yield Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2015, (SEC Accession No. 0001580642-15-002081).